Semi-Annual Report

and Supplement to
Prospectus dated
January 31, 1997

April 30, 1997

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                     INVESTMENT ADVISOR'S REPORT

                                                                        May 1997

--------------------------------------------------------------------------------

     The Old Westbury Growth Opportunity Fund's total return, for the period from January 31, 1997 (commencement of operations), through April 30, 1997, was (4.80)% based on net asset value.* The Fund's portfolio is comprised of a well-diversified group of small- and mid-cap stocks which generally have above-average growth opportunities and are selling at attractive price/valuation levels. However, over the past six months, small-and mid-cap stocks as a class underperformed large capitalization stocks by a significant amount. The underperformance was so significant that the relative multiples of small- and mid-cap stocks were selling at the low end of their historical range. Small- and mid-cap stocks normally have earnings multiples that range between one- and two-times the multiple of the S&P 500.** With the recent declines in prices, this relative multiple fell below 1.2 times the S&P 500 multiple. Given this low multiple, we believe the period of relative underperformance is most likely over.

     Most of the stocks in the Fund's portfolio had earnings growth rates that were higher than the S&P 500 and sold at earnings multiples below their growth rates. Although investor interest has been focused on large capitalization stocks over the past few years, periods of such significant underperformance tend to run their course. Subsequent to these periods, the stocks that have underperformed tend to reverse and regain more normal relative valuation levels. Given the quality of the companies in the Fund's portfolio, we believe the stocks should improve as investors seek the stocks of companies that have low relative prices and above-average rates of growth.

------------------
 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's total return based on offering price for the period was (9.07)%.

** The S&P 500 is an unmanaged index comprising stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

     The results of the March quarterly earnings announcements provided strong evidence of the quality of the companies in the Fund's portfolio. The average increase in earnings per share of the companies in the Fund's portfolio was 37% after eliminating one extraordinary increase of 1200%. This compares to the average increase for the S&P 500 of 13% and about 9% for small- and mid-cap stocks as a class. The stocks in the Fund's portfolio have been selling at a price earnings multiple of 19.5 times the estimated 1997 earnings and we believe these companies will continue to increase earnings throughout 1997.

 A. Please insert the following Financial Highlights table as page 5 of the Prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents as the third entry.

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
            (For a share outstanding throughout the period)


                                                                         FOR THE

                                                                         PERIOD
                                                                          ENDED

                                                                        APRIL 30,
                                                                         1997(A)

                                                                       (UNAUDITED)

                                                                     ---------------
Net asset value, beginning of period...............................     $   10.00
Income from investment operations:

  Net investment loss..............................................         (0.01)
  Net realized and unrealized gain (loss) on investments...........         (0.47)
                                                                     ---------------
  Total from investment operations.................................         (0.48)
                                                                     ---------------
Net asset value, end of period.....................................     $    9.52
                                                                     ---------------
                                                                     ---------------
Total return*......................................................         (4.80%)

Ratios/Supplemental data:

  Net assets, end of period (in 000's).............................     $   2,982
  Ratio of expenses to average net assets before waiver of
     expenses......................................................         14.97%**
  Ratio of expenses to average net assets..........................          1.50%**
  Ratio of net investment loss to average net assets...............         (0.55%)**
  Portfolio turnover...............................................            25%
  Average Commission rate paid.....................................         0.194

------------------
 * Total return is calculated without a sales charge assuming a purchase of shares on the first day and a sale on the last day of the period.

 ** Annualized.

(a) For the period from January 31, 1997 (commencement of operations) to April 30, 1997.

                       See Notes to Financial Statements.

 B. Please insert the following as the last sentence of the paragraph under the subsection entitled "Portfolio Turnover" on page 12:

     "For the period from January 31, 1997 (commencement of operations) to April 30, 1997, the turnover rate of the Portfolio was 25%."

 C. Please insert the following as the last sentence of the third paragraph under the section entitled "Calculation of Investment Performance" on page 28:

     "The Portfolio's cumulative total return for the period from January 31, 1997, (commencement of operations) to April 30, 1997, was (4.80)%."

 D. Please insert the following as the fourth paragraph under the section entitled "General Information" on page 29:

     "As of June 16, 1997, Naidot & Co. c/o Bessemer Trust Co., owned 91.28% of the voting securities of the Portfolio, and, therefore, may, for certain purposes, be deemed to control the Portfolio and be able to affect the outcome of certain matters presented for a vote of shareholders."

 E. Please insert the following Financial Statements after the section entitled "Custodian, Transfer Agent and Dividend
     Disbursing Agent" on page 30. In addition, please add the heading Financial Statements" to the Table of Contents as the last entry.

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                        PORTFOLIO OF INVESTMENTS

                                                      April 30, 1997 (unaudited)

--------------------------------------------------------------------------------


                                                                         MARKET

 SHARES                            SECURITY                               VALUE

---------  ---------------------------------------------------------  -------------
COMMON STOCKS--91.4%

           BASIC INDUSTRY--3.9%

    1,900  Newpark Resources, Inc.                                    $      85,262
    1,110  OM Group, Inc.                                                    30,664
                                                                      -------------
           TOTAL                                                            115,926

                                                                      -------------

           CAPITAL GOODS--3.5%

    4,850  Crompton & Knowles Corp.                                         105,488
                                                                      -------------

           CAPITAL GOODS--TECHNOLOGY--19.6%

    1,850  ADC Telecommunications, Inc.                                      48,331
    2,387  Burr Brown Corp.                                                  70,417
    1,400  Comdisco, Inc.                                                    44,450
    2,850  Digital Microwave Corp.                                           73,387
    3,200  Fore Systems                                                      48,800
    3,600  Read-Rite Corp.                                                   93,150
      700  Sterling Commerce, Inc.                                           18,112
    2,700  Trident Microsystems, Inc.                                        36,450
    1,400  Univision Communications, Inc., Class A                           47,600
    2,100  Xilinx, Inc.                                                     102,900
                                                                      -------------
           TOTAL                                                            583,597

                                                                      -------------

           CONGLOMERATES &
             MISCELLANEOUS--9.1%

    2,500  Unifi, Inc.                                                       77,500
    2,600  USA Waste Services, Inc.                                          85,150
    4,800  Royal Group Techs Ltd. Sub. Vtg.                                 107,400
                                                                      -------------
           TOTAL                                                            270,050

                                                                      -------------

           CONSUMER CYCLICAL--10.4%

    3,200  Borders Group, Inc.                                               68,000
    3,900  Casey's General Stores, Inc.                                      73,612
    2,200  Dominick's Supermarkets, Inc.                                     44,550

OLD WESTBURY GROWTH OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                         MARKET

 SHARES                            SECURITY                               VALUE

---------  ---------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED

--------------------------------------------------------------------
           CONSUMER CYCLICAL (Continued)

    3,500  Promus Hotel Corporation                                   $     123,375
                                                                      -------------
           TOTAL                                                            309,537

                                                                      -------------

           CONSUMER GROWTH--2.1%

    1,300  Electronic Arts                                                   31,362
    1,900  International Game Technology                                     30,163
                                                                      -------------
           TOTAL                                                             61,525

                                                                      -------------

           DEFENSIVE CONSUMER STAPLES--7.1%

    4,650  Flowers Industries, Inc.                                         113,344
    3,550  Hormel Foods Corp.                                                86,975
      600  Richfood Holdings, Inc.                                           12,225
                                                                      -------------
           TOTAL                                                            212,544

                                                                      -------------

           ENERGY--8.4%

      900  Barrett Resources                                                 29,475
    2,000  Ensco International, Inc.                                         95,000
    2,350  Devon Energy Corp. Oklahoma                                       77,550
    1,400  Nuevo Energy Co.                                                  48,125
                                                                      -------------
           TOTAL                                                            250,150

                                                                      -------------

           FINANCIAL--15.0%

    1,200  Amresco, Inc.                                                     17,475
    1,600  Finova Group, Inc.                                               109,800
    2,850  Financial Securities Assurance                                    92,269
    1,050  Provident Cos., Inc.                                              58,669
    6,700  Western National Corp.                                           172,525
                                                                      -------------
           TOTAL                                                            450,738

                                                                      -------------

           PROFESSIONAL SERVICES--11.1%

    2,000  Billing Info Concepts Corp.                                       47,750
    2,925  Computer Learning Centers, Inc.                                   77,878
    2,700  Health Care & Retirement                                          85,388
    6,600  Novacare, Inc.                                                    75,075

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                        PORTFOLIO OF INVESTMENTS

                                          April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                         MARKET

 SHARES                            SECURITY                               VALUE

---------  ---------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED

--------------------------------------------------------------------
           PROFESSIONAL SERVICES (Continued)

    3,500  Physio-Control International Corp.                                43,750
                                                                      -------------
           TOTAL                                                            329,841

                                                                      -------------

           TRANSPORTATION--1.2%

    1,300  Swift Transportation, Inc.                                        37,050
                                                                      -------------
TOTAL COMMON STOCKS (identified cost $2,737,776)(a)

                                                                          2,726,446

                                                                      -------------
CASH AND EQUIVALENTS AND OTHER

  ASSETS NET OF LIABILITIES--8.6%                                           255,757

                                                                      -------------
NET ASSETS--100.0%                                                    $   2,982,203
                                                                      -------------
                                                                      -------------

------------------
(a) The cost of investments for federal tax purposes amounts to $2,737,776. The net unrealized depreciation of investments on a federal tax basis amounts to $11,330 which is comprised of $94,181 appreciation and $105,511 depreciation at April 30, 1997.

                       See Notes to Financial Statements.

OLD WESTBURY GROWTH OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

--------------------------------------------------------------------------------



ASSETS:

  Investments at market value (identified cost $2,737,776)...........  $   2,726,446
  Cash and equivalents...............................................        295,305
  Income receivable..................................................          2,306
                                                                       -------------
        Total assets.................................................      3,024,057
                                                                       -------------
LIABILITIES:

  Accrued expenses...................................................         41,854
                                                                       -------------
NET ASSETS APPLICABLE TO 313,096 SHARES OF

  CAPITAL STOCK OUTSTANDING..........................................  $   2,982,203
                                                                       -------------
                                                                       -------------
Net Assets consist of:

  Paid in capital....................................................  $   3,040,162
  Net investment loss................................................         (1,610)
  Accumulated net realized loss on investments.......................        (45,019)
  Net unrealized depreciation on investments.........................        (11,330)
                                                                       -------------
        Total Net Assets.............................................  $   2,982,203
                                                                       -------------
                                                                       -------------
NET ASSET VALUE, AND REDEMPTION PROCEEDS PER SHARE:

  ($2,982,203 / 313,096 SHARES OF CAPITAL STOCK OUTSTANDING).........          $9.52
MAXIMUM OFFERING PRICE PER SHARE ($9.52 / .955)......................          $9.97

                       See Notes to Financial Statements.

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                         STATEMENT OF OPERATIONS

          For the period ended April 30, 1997(a) (unaudited)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

  Dividends................................................  $    1,134
  Interest.................................................       1,611
                                                             ----------
        Total income.......................................              $    2,745
                                                                         ----------
EXPENSES:

  Investment advisory......................................       2,355
  Custody..................................................         589
  Administration...........................................         442
  Shareholder servicing....................................         736
  Registration.............................................       9,533
  Distribution.............................................         882
  Printing and postage.....................................       3,781
  Legal....................................................       2,520
  Auditing.................................................       8,821
  Insurance................................................       3,781
  Transfer agent...........................................       4,537
  Directors................................................       5,797
  Miscellaneous............................................         318
                                                             ----------
        Total expenses.....................................      44,092
  Less fees waived and reimbursed:
        Waiver of investment advisory fee..................      (2,355)
        Reimbursement of other operating
           expenses........................................     (37,382)
                                                             ----------
        Total waivers and reimbursement....................     (39,737)
                                                             ----------
        Net expenses.......................................                   4,355
                                                                         ----------
  NET INVESTMENT LOSS......................................                  (1,610)
                                                                         ----------
NET REALIZED AND UNREALIZED LOSS:

  Net realized loss on investments.........................     (45,019)
  Net change in unrealized depreciation
     on investments........................................     (11,330)
                                                             ----------
NET REALIZED AND UNREALIZED LOSS...........................                 (56,349)
                                                                         ----------
NET DECREASE IN NET ASSETS RESULTING

  FROM OPERATIONS..........................................              $  (57,959)
                                                                         ----------
                                                                         ----------

(a) For the period from January 31, 1997 (commencement of operations) to April 30, 1997.

                       See Notes to Financial Statements.

OLD WESTBURY GROWTH OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                          PERIOD
                                                                           ENDED

                                                                         APRIL 30,
                                                                          1997(A)

                                                                        (UNAUDITED)

FROM INVESTMENT ACTIVITIES:

OPERATIONS:

  Net investment loss................................................  $      (1,610)
  Net realized loss on investments...................................        (45,019)
  Net change in unrealized depreciation..............................        (11,330)
                                                                       -------------
  Net decrease in net assets from operations.........................        (57,959)
                                                                       -------------
FROM CAPITAL STOCK TRANSACTIONS:

  Net proceeds from sale of capital stock............................      3,040,162
  Reinvestment of dividends..........................................       --
  Net cost of capital stock redeemed.................................       --
                                                                       -------------
  Net increase in net assets resulting

     from capital stock transactions.................................      3,040,162
                                                                       -------------
  NET INCREASE IN NET ASSETS.........................................      2,982,203
NET ASSETS:
  Beginning of period................................................              0
                                                                       -------------
  End of period......................................................  $   2,982,203
                                                                       -------------
                                                                       -------------

------------------
(a) For the period from January 31, 1997 (commencement of operations) to April 30, 1997.

                       See Notes to Financial Statements.

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1997 (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Old Westbury Growth Opportunity Fund (the "Portfolio") is a separate series of Old Westbury Funds, Inc. (the "Fund"), a Maryland corporation registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Fund's Articles of Incorporation permit the Directors to create an unlimited number of series, each of which is a separate class of shares. At April 30, 1997, the Fund consisted of the Portfolio and Old Westbury International Fund. The Fund was incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993. The Portfolio's investment objective is to seek capital appreciation.

     The following is a summary of the significant accounting policies followed by the Portfolio:

     A. VALUATION OF INVESTMENTS. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange are valued as the last sale price on the exchange representing the principal market for such securities.

     Securities traded in the over-the-counter market, including listed securities whose primary market is believed by Bessemer Trust Company, N.A. ("Bessemer"), the Portfolio's investment advisor (the "Advisor"), to be over-the-counter, are valued at the mean of the last reported bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.

     Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board of Directors designed to reflect in good faith the fair value of such securities.

OLD WESTBURY GROWTH OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

     B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     C. FEDERAL TAXES. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income or excise tax provision is required.

     D. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. The Portfolio anticipates paying income dividends on an annual basis. Capital gains distributions, if any, will be made on an annual basis. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by: differences in the timing of the recognition of certain components of income, expense, and capital gain. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Portfolio.

2. TRANSACTIONS WITH AFFILIATES.

     A. INVESTMENT ADVISORY FEES. Pursuant to an advisory contract, dated August 8, 1996, the Fund has approved Bessemer to make investment decisions for the Portfolio. The investment advisory fee paid to the advisor is computed daily and paid monthly in accordance with the following schedule: 0.80% of the first $100 million of the Portfolio's average net assets, 0.75% of the second $100 million of such assets and 0.70% of such assets exceeding $200 million.

     B. ADMINISTRATION FEES. Federated Administrative Services ("FAS") serves as administrator. FAS provides administrative services necessary for the overall administration of the Portfolio including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Portfolios, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations; providing equipment and personnel necessary for maintaining the organization

                                            OLD WESTBURY GROWTH OPPORTUNITY FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                          April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------
of the Portfolio; preparation of certain documents in connection with meetings of the Board of Directors and shareholders; the maintenance of books and records of the Portfolio; and paying the compensation of the Portfolio's officers and Directors affiliated with FAS. For providing these services, FAS receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of the Portfolio up to $100 million; 0.10% of such assets from $100 million to $250 million; and 0.05% of such assets over $250 million.

     C. DISTRIBUTION AND SERVICE PLAN AND DISTRIBUTION REIMBURSEMENT FEES. The Directors adopted a distribution and service plan (the "Plan") for the Portfolio pursuant to Rule 12b-1 of the Act, and pursuant to the Plan, the Portfolio entered into a distribution agreement and a shareholder servicing agreement with Edgewood Services, Inc. and a shareholder servicing agreement with Bessemer. Under its shareholder servicing agreement, Edgewood Services, Inc. receives payments from the Portfolio to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, Bessemer is permitted (i) to receive a payment from the Portfolio attributable to Bessemer's clients (and its affiliates) for providing shareholder services to such clients and
(ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. The total of shareholder servicing fees in the aggregate payable to Edgewood Services, Inc. and Bessemer will not exceed 0.25% per annum of the Portfolio's average daily net assets.

     The distribution agreement with Edgewood Services, Inc. provides for reimbursement to Edgewood Services, Inc. by the Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolio's shares in an amount not to exceed 0.10% per annum of the Portfolio's average daily net assets.

     In addition, the Portfolio will pay for certain other expenses under the Plan. These expenses shall not exceed an amount equal to 0.05% per annum of the Portfolio's average daily net assets.

     D. DIRECTOR'S FEES. Each Director who is not an "interested person" (as defined in the Act) of the Portfolio receives a $5,000 annual retainer and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

     E. CUSTODY FEES. The Fund has retained Bessemer to serve as the Portfolio's custodian. Bessemer is responsible for maintaining the books

OLD WESTBURY GROWTH OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------
and records of the Portfolio's securities and cash. For providing these services, Bessemer receives from the Portfolio a fee accrued and paid monthly at an annual rate equal to 0.20% of the average daily net assets of the Portfolio.

3. CAPITAL STOCK. The Portfolio has authorized a total of 20 billion shares of common stock (par value $0.001 per share) and is permitted to issue 4 billion of the authorized shares in the Portfolio. Transactions in shares of capital stock were as follows:


                                                                            FOR THE

                                                                            PERIOD
                                                                             ENDED

                                                                           APRIL 30,
                                                                            1997(A)

Common stock sold........................................................    313,096
Reinvestment of dividends................................................          0
Common stock redeemed....................................................          0

                                                                           ---------
Net increase.............................................................    313,096
                                                                           ---------
                                                                           ---------

(a) For the period from January 31, 1997 (commencement of operations) to April 30, 1997.

4. PURCHASE AND SALES OF SECURITIES. For the period ended April 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $3,141,793 and $358,498 respectively.

                          INVESTMENT ADVISOR:
                          Bessemer Trust Company, N.A.
                          630 Fifth Avenue
                          New York, New York 10111
                          (212) 708-9100

                          DISTRIBUTOR AND SHAREHOLDER
                          SERVICING AGENT:
                          Edgewood Services, Inc.
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                          ADMINISTRATOR:

                          Federated Administrative Services
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                          SHAREHOLDER SERVICING AGENT:
                          Bessemer Trust Company, N.A.
                          630 Fifth Avenue
                          New York, New York 10111
                          (212) 708-9100

Cusip 680414208
G01963-03 (6/97)

Semi-Annual Report
April 30, 1997

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                     INVESTMENT ADVISOR'S REPORT

                                                                        May 1997

--------------------------------------------------------------------------------

     United States' interest rates were raised at the end of March, 1997, following a strong first quarter for the U.S. economy. More recently, most indicators have suggested that the economy is slowing and concern has shifted towards the outlook for corporate earnings. Results seem to have been better-than-expected for the first quarter of 1997, but individual company announcements have caused tremendous volatility within a rising market. International markets have been following the U.S. lead but with less volatility.+

PERFORMANCE

     The Old Westbury International Fund's (the "Fund") total return based on net asset value was 9.92% for the six-month period ended April 30, 1997.* This compares with a total return of 1.6% in the Morgan Stanley Capital International: Europe, Australia and Far East Index** over the same period while the Morgan Stanley Capital International Emerging Markets Free Index** which measures the performance of the emerging markets, was 11.0%. The Fund benefitted from overweight positions in Hong Kong, France, Spain, Argentina and Brazil. Japan, in which the Fund had no investments until January, 1997, fell 16% over the six-month period but was down over 25% at its lowest point.

------------------
 + Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's total return based on offering price for the period was 4.94%.

** Morgan Stanley Capital International: Europe, Australia & Far East
   Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian and New Zealand and Far Eastern stock markets. Morgan Stanley Capital International Emerging Markets Free Index is an arithmetic, market value-weighted average of the performance of over 500 securities listed on the stock exchange of 13 countries in the Pacific and Asian regions. These indices are unmanaged, and investments may not be made in an index.

OLD WESTBURY INTERNATIONAL FUND
INVESTMENT ADVISOR'S REPORT

May 1997 (Continued)

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

     In January, 1997, following a very substantial fall in the Japanese market, the Fund took a position there for the first time in some years. This position was funded by sales in continental Europe, Asia and Canada. The Fund also initiated investment in Chile and Romania and sold its remaining positions in Korea, Portugal, Thailand and Venezuela.

CONCLUSION

     The Fund has performed well but we expect further market gains in both developed and emerging markets. We believe that interest rates are more likely to be cut than increased in Europe and Australia and earnings are set to recover, which should support these markets. We believe emerging markets continue to offer good value.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                              INVESTMENT OUTLOOK

                                                                        May 1997

--------------------------------------------------------------------------------

JAPAN

     Following a collapse in the Japanese market and the Yen, the valuations of certain companies now look attractive in our opinion. The economy has been boosted by a strong recovery in exports following the depreciation of the Yen and growth looks likely to slow only modestly as a result of the tax increases of April 1, 1997. Since industry tends to have high fixed costs, an increase in demand can produce a strong recovery in profits. Also, some companies are at last beginning to cut costs and improve corporate disclosure. We are concentrating globally on competitive exporters and domestically orientated companies which are restructuring. We continue to be concerned about the problems in the financial sector and are avoiding this sector.

PACIFIC BASIN

     Australia, Hong Kong, New Zealand and Singapore are emerging from periods of slow growth and should benefit from accelerating earnings as their economies recover. The rest of the Pacific Rim has suffered as exports have shown little recovery yet and the scale of the problems in Thailand has caused concern about the property and banking sectors in the whole of the region. The markets may not perform well until the strength of the recoveries in Japan and China become more clearly apparent but valuations suggest there is little further downside.

EUROPE

     The major economies in continental Europe are starting to recover from strong exports due to the depreciation of their currencies. Earnings estimates are being steadily increased and yet there appears to be no risk of inflation picking up. This should continue to support the stock markets. Moves by European companies to restructure their operations and increased focus on shareholder value should enhance profits. In the UK, the first steps taken by the new Labour government, including raising interest rates to pre-empt inflationary pressures and increasing the independence of the Bank of England, have been encouraging and the market, which has underperformed compared with the rest of Europe, is now looking attractive.

LATIN AMERICA

Latin America recovered strongly in 1996 after the economic problems in 1995, and we are looking for a modest acceleration of growth in 1997. We believe that inflation looks well under control and interest rates should remain around current levels. We feel that political developments outside Mexico are encouraging and valuations continue to look attractive relative to expected growth.

CURRENCY IMPACT

     We now consider the U.S. dollar fairly valued relative to the European currencies and have closed the hedge completely.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                              INVESTMENT OUTLOOK

                                                            May 1997 (Continued)

--------------------------------------------------------------------------------


                                                    PORTFOLIO ALLOCATION AT

GEOGRAPHICAL AREA                                   -----------------------    EAFE

                                                    4/30/97    10/31/96       INDEX

Australia......................................       10.0%       11.4%         3.1%
Hong Kong......................................        9.5         9.5          3.6
Rest of Asia...................................       11.8        15.8          4.0

UK.............................................        9.6         8.9         19.6

France.........................................        6.4         6.4          7.2
Germany........................................        4.5         4.0          8.9
Netherlands....................................        3.5         3.6          5.0
Spain..........................................        3.0         4.8          2.4
Switzerland....................................        2.5         2.4          6.4
Italy..........................................        1.1         1.3          3.2
Rest of Europe.................................        8.1        11.6          6.6

Japan..........................................       12.4          --         30.0

Latin America..................................       12.1        10.8           --

South Africa...................................        0.9         3.0           --

Canada.........................................        1.0         2.1           --

Other assets and

  liabilities, net*............................        3.6         4.4           --
                                                 ---------  -----------  -----------
                                                     100.0%      100.0%       100.0%
                                                 =========  ===========  ===========

------------------
* Includes cash, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--96.4%

             ARGENTINA--1.5%

    169,412  Banco De Galicia Y Buenos Aires (Banks)              $      1,025,096
     53,370  YPF Sociedad Anunima--Class D (Energy)                      1,486,578
                                                                  ----------------
             TOTAL ARGENTINA                                             2,511,674

                                                                  ----------------

             AUSTRALIA--10.0%

    318,100  Amcor Ltd. (Materials)                                      2,095,270
    108,800  Brambles Industries, Ltd. (Services)                        1,970,864
    185,900  Broken Hill Properties ORD (Materials)                      2,624,325
    680,500  CSR Ltd. (Materials)                                        2,518,525
    351,777  News Corporation Ltd. (Services)                            1,623,285
    413,585  Western Mining Corporation (Materials)                      2,454,246
    330,300  Westpac Banking Corporation (Banks)                         1,782,077
    643,100  Woolworth ORD--Class C (Consumer Goods)                     1,898,061
                                                                  ----------------
             TOTAL AUSTRALIA                                            16,966,653

                                                                  ----------------

             BRAZIL--6.1%

     29,000  Bompreco Supermercados GDS (Consumer Goods)                   667,000
      4,688  (a)Electrobas (1,000 shares) (Utilities)                    2,182,208
     68,900  (a)Elevadores Atlas (Capital Goods)                           828,692
      9,210  Petrobras (1,000 shares) Preferred (Energy)                 1,944,372
     42,304  (a)Telebras (1,000 shares) Preferred (Services)             4,833,484
                                                                  ----------------
             TOTAL BRAZIL                                               10,455,756

                                                                  ----------------

             CANADA--1.0%

     34,404  Canadian Imperial Bank of Commerce (Banks)                    791,477
     34,350  Canadian Pacific Ltd. (Diversified)                           841,851
                                                                  ----------------
             TOTAL CANADA                                                1,633,328

                                                                  ----------------

             CHILE--0.6%

     25,495  Banco De A Edwards ADR (Banks)                                535,395
     15,500  Chilgener S.A. Sponsored ADR (Utilities)                      441,750
                                                                  ----------------
             TOTAL CHILE                                                   977,145

                                                                  ----------------

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                        PORTFOLIO OF INVESTMENTS

                                                      April 30, 1997 (unaudited)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued
             EASTERN EUROPE--0.5%

     51,000  (a)First N.I.S. Regional Fund (Mutual Fund)          $        841,755
                                                                  ----------------

             FINLAND--0.8%

     22,760  Metra--Class B (Capital Goods)                                622,109
     10,900  Nokia--Class A (Electronics & Electrical Equipment)           674,549
                                                                  ----------------
             TOTAL FINLAND                                               1,296,658

                                                                  ----------------

             FRANCE--6.4%

      3,673  Accor (Services)                                              527,044
      2,844  Carrefour (Consumer Goods)                                  1,776,677
     11,842  Cetelem (Financial Services & Property)                     1,380,494
     21,591  (a)Christian Dior--Warrants (Consumer Goods)                  727,337
     10,475  Lafarge (Materials)                                           687,405
     31,527  Michelin (Capital Goods)                                    1,762,520
      4,310  (a)Pinault au Printemps (Consumer Goods)                    1,813,967
     23,218  Schneider (Capital Goods)                                   1,309,548
     16,708  Valeo (Consumer Goods)                                      1,031,163
                                                                  ----------------
             TOTAL FRANCE                                               11,016,155

                                                                  ----------------

             GERMANY--4.5%

     13,291  Adidas (Consumer Goods)                                     1,386,159
     18,094  (a)Daimler-Benz (Capital Goods)                             1,344,478
     16,094  Daimler-Benz--Rights (Capital Goods)                            1,860
     25,661  Deutsche Bank AG (Banks)                                    1,355,183
     31,780  (a)Hoechst AG (Health Care)                                 1,248,651
      1,924  Linde AG (Capital Goods)                                    1,406,287
     17,005  (a)Siemens (Electronics & Electrical
               Equipment)                                                  921,632

                                                                  ----------------
             TOTAL GERMANY                                               7,664,250

                                                                  ----------------

             HONG KONG--9.5%

  2,795,800  (a)Cafe De Coral Ltd. (Consumer Goods)                        685,776
    102,000  Cheung Kong Holdings (Financial Services &
               Property)                                                   895,430

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued
             HONG KONG (Continued)

  1,493,700  China Merchants Hai Hong (Capital Goods)             $      1,600,531
  2,716,300  China Travel (Services)                                     1,428,986
    488,500  Citic Pacific Ltd. (Diversified)                            2,642,415
  2,676,400  Gold Peak (Consumer Goods)                                  1,796,705
    652,600  Jardine Matheson Holdings (Singapore

               Registered) (Diversified)                                 3,589,300
    468,849  Swire Pacific Ltd.--Class A (Diversified)                   3,616,541
                                                                  ----------------
             TOTAL HONG KONG                                            16,255,684

                                                                  ----------------

             INDIA--1.6%

     10,000  Indian Rayon Industries GDR (Materials)                       100,000
    103,467  Mahindra & Mahindra GDR (Capital Goods)                     1,285,573
     31,000  State Bank of India (Banks)                                   754,075
     32,500  Videsh Sanchar Nigam Ltd. GDR (Services)                      636,188
                                                                  ----------------
             TOTAL INDIA                                                 2,775,836

                                                                  ----------------

             INDONESIA--1.4%

  1,328,000  Asahimas Flat Glass (Capital Goods)                           724,413
     10,300  Indonesia Satellite Corporate ADRs
               (Services)                                                  283,250
    356,000  Semen Gresik (Materials)                                      868,382
     57,800  Tigaraksa Satria (Consumer Goods)                              77,337
  1,002,000  Trias Sentosa (Materials)                                     433,141
                                                                  ----------------
             TOTAL INDONESIA                                             2,386,523

                                                                  ----------------

             IRELAND--2.7%

    151,969  Allied Irish Banks (Banks)                                  1,055,589
    110,400  Bank of Ireland (Banks)                                     1,143,660
     69,600  Cement Roadstone Holdings (Materials)                         677,243
     60,400  Greencore Group PLC (Consumer Goods)                          305,615
    164,500  Irish Life (Financial Services & Property)                    792,946
    241,212  Smurfit (Jefferson) Group (Materials)                         584,973
                                                                  ----------------
             TOTAL IRELAND                                               4,560,026

                                                                  ----------------

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                        PORTFOLIO OF INVESTMENTS

                                                      April 30, 1997 (unaudited)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued

             ITALY--1.1%

    382,100  Stet (Services)                                      $      1,814,908
                                                                  ----------------

             JAPAN--12.4%

    367,000  Fujitsu Ltd. (Electronics and Electrical Equipment)         3,813,887
    241,000  Matsushita Electric Industrial Company (Electronics

               and Electrical Equipment)                                 3,851,598
    302,000  Mitsubishi Motor Company (Capital Goods)                    2,092,269
     57,000  Murata Manufacturing Company

               (Electronics)                                             2,122,579
        495  Nippon Telephone & Telegraph (Services)                     3,487,836
  1,598,000  NKK Corporation (Materials)                                 3,447,111
     30,000  Ono Pharmaceutical Company (Health Care)                      821,918
     54,000  Sankyo Company Ltd. (Health Care)                           1,445,442
                                                                  ----------------
             TOTAL JAPAN                                                21,082,640

                                                                  ----------------

             MALAYSIA--1.7%

    924,100  Sime Darby (Diversified)                                    2,853,297
                                                                  ----------------

             MEXICO--1.5%

    169,489  Cementos Astsk--Class B (Materials)                           623,670
     44,880  (a)Empresas Ica Sociedad Controladora (Materials)             666,227
    147,518  Grupo Cementos Chihuahua--Class B (Materials)                 135,053
    137,436  Nadro--Class L (Health Care)                                  466,823
    341,673  Soriana--Class B (Consumer Goods)                             743,608
                                                                  ----------------
             TOTAL MEXICO                                                2,635,381

                                                                  ----------------

             NETHERLANDS--3.5%

     16,935  ABN Amro Holdings (Banks)                                   1,164,542
      6,185  Akzo Nobel NLG20 (Chemicals)                                  797,265
     36,203  IHC Caland (Capital Goods)                                  1,788,583
     11,380  K.L.M. NLG 20 (Services)                                      336,631

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued
             NETHERLANDS (Continued)

     15,385  Wolters Klower (Media)                               $      1,824,362
                                                                  ----------------
             TOTAL NETHERLANDS                                           5,911,383

                                                                  ----------------

             NEW ZEALAND--2.0%

    605,072  Air New Zealand--Class B (Services)                         1,747,786
    355,100  New Zealand Telecommunications
               (Services)                                                1,591,476

                                                                  ----------------
             TOTAL NEW ZEALAND                                           3,339,262

                                                                  ----------------

             PERU--2.5%

    938,634  Edegel New Shares (Utilities)                                 458,042
     30,260  Luz Del Sur--Class A (Utilities)                              556,028
    478,958  Minsur--Class T (Materials)                                 1,972,285
        698  Talleres Moyopampa--Class B (Utilities)                           275
    387,459  Telefonica De Peru--Class B (Services)                        933,741
     13,800  Telefonica De Peru--ADS (Services)                            331,200
                                                                  ----------------
             TOTAL PERU                                                  4,251,571

                                                                  ----------------

             PHILIPPINES--1.2%

    256,800  Ayala Corporation (Diversified)                               180,296
    200,633  Bacnotan Consolidated Industries--Class B
               (Materials)                                                 494,921
    104,000  (a)Jardine Davies, Inc. (Diversified)                         144,061
     20,440  Philippine Long Distance Telephone

               (Services)                                                1,167,446
     24,006  (a)Philippine National Bank (Banks)                           157,609
                                                                  ----------------
             TOTAL PHILIPPINES                                           2,144,333

                                                                  ----------------

             POLAND--1.3%

      8,000  Bank Slaski (Banks)                                           679,317
    176,202  Elektrim (Capital Goods)                                    1,582,586
                                                                  ----------------
             TOTAL POLAND                                                2,261,903

                                                                  ----------------

             ROMANIA--0.2%

      3,240  Societe Generale Romania Fund Ltd. (Mutual Fund)              335,340
                                                                  ----------------

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                        PORTFOLIO OF INVESTMENTS

                                                      April 30, 1997 (unaudited)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued

             SINGAPORE--3.8%

    477,320  City Developments (Financial Services & Property)    $      3,860,264
    543,000  Hotel Properties Ltd. (Financial Services &
               Property)                                                   863,275
    157,945  Oversea Chinese Bank--Class F (Banks)                       1,845,075
                                                                  ----------------
             TOTAL SINGAPORE                                             6,568,614

                                                                  ----------------

             SOUTH AFRICA--0.9%

     78,031  Free State Consolidated Gold Mines Ltd. (Materials)           526,463
     33,400  Kloof Gold Mining Company Ltd.
               (Materials)                                                 231,355
     57,363  Sasol (Energy)                                                735,338
                                                                  ----------------
             TOTAL SOUTH AFRICA                                          1,493,156

                                                                  ----------------

             SPAIN--3.0%

     21,755  Enher (Utilities)                                             497,108
      4,830  Gas Natural (Utilities)                                     1,027,554
     57,326  Sevillana De Electricdad (Utilities)                          508,648
     65,600  Telefonica De Espanol (Services)                            1,683,262
     55,095  Vallehermoso (Financial Services &

               Property)                                                 1,358,972

                                                                  ----------------
             TOTAL SPAIN                                                 5,075,544

                                                                  ----------------

             SWEDEN--0.9%

     54,950  (a)Nobel Biocare (Health Care)                                805,585
     45,350  Sparbanken Sverige (Banks)                                    809,378
                                                                  ----------------
             TOTAL SWEDEN                                                1,614,963

                                                                  ----------------

             SWITZERLAND--2.5%

      1,053  ABB AG (Capital Goods)                                      1,269,889
        284  Novartis Bearer (Health Care)                                 371,407
      1,300  Novartis CHF20 (Health Care)                                1,706,277
      4,106  SBC--Registered (Banks)                                       888,913
                                                                  ----------------
             TOTAL SWITZERLAND                                           4,236,486

                                                                  ----------------

OLD WESTBURY INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                                                                       MARKET

  SHARES                          SECURITY                             VALUE

-----------  ---------------------------------------------------  ----------------
COMMON AND PREFERRED STOCKS--continued

             TURKEY--1.7%

  4,912,800  AK Bank (Banks)                                               315,411
  8,733,484  AK Bank Bonus Shares (Banks)                                  560,706
  4,361,085  NETAS (Electronics)                                         1,206,853
  8,730,000  Sarkuysan Elektrolitik Bakir (Materials)             $        837,503
                                                                  ----------------
             TOTAL TURKEY                                                2,920,473

                                                                  ----------------

             UNITED KINGDOM--9.6%

    124,000  Allied Domecq (Consumer Goods)                                878,465
    156,400  British Airways (Services)                                  1,792,091
    209,860  Cable & Wireless PLC (Electronics &

               Electrical Equipment)                                     1,619,566
    255,118  Carlton Communications PLC (Electronics &
               Electrical Equipment)                                     2,090,981
    145,080  Grand Metropolitan PLC (Consumer Goods)                     1,214,999
     58,000  (a)Pace Micro Technology (Consumer Goods)                      76,248
    179,500  Penninsula & Oriental DFD (Diversified)                     1,749,428
    325,300  Royal Sun Alliance ORD (Financial
               Services & Property)                                      2,579,094
    144,667  Siebe PLC (Diversified)                                     2,143,674
    193,758  The Boots Company PLC (Health Care)                         2,176,127
                                                                  ----------------
             TOTAL UNITED KINGDOM                                       16,320,673

                                                                  ----------------
TOTAL INVESTMENTS--96.4%

  (Identified Cost $139,612,969)(b)                                    164,201,370

                                                                  ----------------
CASH AND EQUIVALENTS AND OTHER ASSETS

  NET OF LIABILITIES--3.6%                                               6,107,761

                                                                  ----------------
NET ASSETS--100%                                                  $    170,309,131
                                                                  ----------------
                                                                  ----------------

------------------
(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $139,612,969. The net unrealized appreciation of investments on a federal tax basis amounts to $24,588,401 which is comprised of $29,616,570 appreciation and $5,028,169 depreciation at April 30, 1997.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                        PORTFOLIO OF INVESTMENTS

                                          April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

The following acronyms are used in this portfolio:

ADR--American Depositary Receipts
GDR--Global Depositary Receipts
ORD--Ordinary Shares
PLC--Public Limited Company

Note: The categories of investments are shown as a percentage of net assets ($170,309,131) at April 30, 1997.

                       See Notes to Financial Statements

OLD WESTBURY INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1997 (unaudited)

--------------------------------------------------------------------------------



ASSETS:

  Investments, at market value (identified cost $139,612,969).....  $    164,201,370
  Cash and equivalents............................................         9,047,343
  Receivables for:

        Investments sold..........................................         1,134,089
        Fund shares sold..........................................           150,000
        Dividends.................................................           296,676
        Interest..................................................            27,550
        Withholding taxes--dividends..............................           180,533
  Deferred organization expense...................................            26,830
  Prepaid insurance...............................................             7,840
                                                                    ----------------
        Total assets..............................................       175,072,231
                                                                    ----------------
LIABILITIES:
  Payables for:

        Investments purchased.....................................         4,054,217
        Fund shares redeemed......................................           273,000
        Accrued expenses..........................................           435,883
                                                                    ----------------
        Total liabilities.........................................         4,763,100
                                                                    ----------------
NET ASSETS APPLICABLE TO 14,063,420.815 SHARES OF

  CAPITAL STOCK OUTSTANDING.......................................  $    170,309,131
                                                                    ----------------
                                                                    ----------------
Net Assets consist of:

  Paid-in capital.................................................  $    149,413,293
  Distributions in excess of net income...........................          (213,937)
  Accumulated net realized loss on investments and

     foreign currency transactions................................        (3,461,299)
  Net unrealized appreciation on investments and
     foreign currency translations................................        24,571,074
                                                                    ----------------
NET ASSETS........................................................  $    170,309,131
                                                                    ----------------
                                                                    ----------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE ($170,309,131 /

  14,063,420.815 SHARES OF CAPITAL STOCK OUTSTANDING).............            $12.11
MAXIMUM OFFERING PRICE PER SHARE ($12.11 / .955)..................            $12.68

                       See Notes to Financial Statements.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                         STATEMENT OF OPERATIONS

          For the six months ended April 30, 1997 (unaudited)

--------------------------------------------------------------------------------


INVESTMENT INCOME:

  Dividends (net of foreign withholding

     tax of $182,020)...............................  $   1,338,815
  Interest..........................................        178,958
                                                      -------------
        Total income................................                 $    1,517,773
                                                                     --------------
EXPENSES:

  Investment Advisory...............................        612,524
  Custody...........................................        154,149
  Administration....................................        101,782
  Shareholder Servicing.............................        192,686
  Registration......................................         18,776
  Amortization of organization costs................          9,134
  Distribution......................................          3,090
  Printing and Postage..............................          9,251
  Legal.............................................          8,101
  Audit.............................................         18,715
  Insurance.........................................          7,654
  Transfer Agent....................................         18,427
  Directors.........................................         10,500
  Miscellaneous.....................................          1,003
                                                      -------------
        Total expenses..............................      1,165,792
  Less fees waived by Advisor.......................         (9,686)
                                                      -------------
        Net expenses................................                      1,156,106
                                                                     --------------
NET INVESTMENT INCOME...............................                        361,667
                                                                     --------------
NET REALIZED AND UNREALIZED GAIN:
  NET REALIZED GAIN ON:

     Investments....................................      3,822,070
     Foreign currency transactions..................      1,523,237       5,345,307
                                                      -------------  --------------
  NET CHANGE IN UNREALIZED
     APPRECIATION ON:

     Investments....................................      7,538,417
     Translations of assets and liabilities
        in foreign currencies and foreign

        currency contracts..........................        330,069       7,868,486
                                                      -------------  --------------
NET REALIZED AND UNREALIZED GAIN....................                     13,213,793
                                                                     --------------
NET INCREASE IN NET ASSETS RESULTING

  FROM OPERATIONS...................................                 $   13,575,460
                                                                     --------------
                                                                     --------------

                       See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                     SIX MONTHS
                                                       ENDED          FISCAL YEAR

                                                   APRIL 30, 1997        ENDED
                                                    (UNAUDITED)     OCTOBER 31, 1996

FROM INVESTMENT ACTIVITIES:

OPERATIONS:

  Net investment income.........................  $        361,667  $      1,500,669
  Net realized gain/(loss) on investments and
     foreign currency transactions..............         5,345,307        (2,108,945)
  Net change in unrealized appreciation on
     investments and foreign currency

     translations...............................         7,868,486        17,667,965
                                                  ----------------  ----------------
  Net increase in net assets from operations....        13,575,460        17,059,689
                                                  ----------------  ----------------
DISTRIBUTION TO SHAREHOLDERS:

  From net investment income....................        (1,851,779)       (1,459,800)
                                                  ----------------  ----------------
FROM CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sale of capital

     stock......................................        24,391,800        45,618,132
  Reinvestment of dividends.....................         1,347,247         1,100,982
  Net cost of capital stock redeemed............        (2,948,049)      (30,719,037)
                                                  ----------------  ----------------
  Net increase in net assets resulting from

     capital stock transactions.................        22,790,998        16,000,077
                                                  ----------------  ----------------
  NET INCREASE IN NET ASSETS....................        34,514,679        31,599,966
NET ASSETS:
  Beginning of period...........................       135,794,452       104,194,486
                                                  ----------------  ----------------
  End of period.................................  $    170,309,131  $    135,794,452
                                                  ----------------  ----------------
                                                  ----------------  ----------------

                       See Notes to Financial Statements.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
           (For a share outstanding throughout each period)


                              SIX MONTHS

                                 ENDED
                               APRIL 30,

                                 1997                YEAR ENDED OCTOBER 31,
                              (UNAUDITED)    1996       1995       1994      1993(A)

Net asset value, beginning
  of period.................   $   11.16   $    9.80  $   10.81  $   10.14  $   10.00
Income from investment
  operations:

  Net investment income.....        0.03        0.13       0.14       0.10       0.00
  Net realized and
    unrealized gain (loss)

    on investments..........        1.07        1.37      (1.07)      0.57       0.14
                              -----------  ---------  ---------  ---------  ---------
  Total from investment

    operations..............        1.10        1.50      (0.93)      0.67       0.14
                              -----------  ---------  ---------  ---------  ---------
Less distributions:
  Distributions from net

    investment income.......       (0.15)      (0.14)     (0.08)    --         --
                              -----------  ---------  ---------  ---------  ---------
Net asset value, end of

  period....................   $   12.11   $   11.16  $    9.80  $   10.81  $   10.14
                              -----------  ---------  ---------  ---------  ---------
                              -----------  ---------  ---------  ---------  ---------
  Total return*.............        9.92%       15.5%      (8.6%)       6.6%       1.4%

Ratios/Supplemental data:
  Net assets, end of period

    (in 000's)..............   $ 170,309   $ 135,794  $ 104,194  $ 104,529  $  11,957
  Ratio of expenses to
    average net assets
    before waiver of

    expenses................        1.51%**      1.52%      1.60%      1.70%      2.50%**+
  Ratio of expenses to
    average net assets......        1.50%**      1.50%      1.50%      1.50%      1.50%**
  Ratio of net investment
    income (loss) to average

    net assets..............        0.47%**      1.19%      1.40%      0.90%     (0.91%)**
  Portfolio turnover........          25%         55%        32%        23%         0%
  Average Commission rate
    paid....................      0.0080      0.0080     0.0100     --         --

------------------
 * Total return is calculated without a sales charge assuming a purchase of shares on the first day and a sale on the last day of the period.

 ** Computed on an annualized basis.

   The calculation takes state expense limitations into consideration.
(a) For the period October 22, 1993 (commencement of operations) to October 31,

    1993.

Note: Per share values calculated using average shares outstanding.

                       See Notes to Financial Statements.

OLD WESTBURY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. Old Westbury International Fund (the "Portfolio") is a separate series of Old Westbury Funds, Inc. (the "Fund"), a Maryland corporation registered under the Investment Company Act of 1940 (the "Act"), as a diversified, open-end management investment company. The Fund's Articles of Incorporation permit the Directors to create an unlimited number of series, each of which is a separate class of shares. At April 30, 1997, the Fund consisted of the Portfolio and Old Westbury Growth Opportunity Fund. The Fund was incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993. The Portfolio's investment objective is to seek long-term growth of capital.

     The following is a summary of the significant accounting policies followed by the Portfolio:

     A. VALUATION OF INVESTMENTS. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities.

     Securities traded in the over-the-counter market, including listed securities whose primary market is believed by Bessemer Trust Company, N.A. ("Bessemer"), the Portfolio's investment advisor (the "Advisor"), to be over-the-counter, are valued at the mean of the last reported bid and asked prices from such sources as the Board of Directors deems appropriate to reflect their fair value.

     Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board of Directors designed to reflect in good faith the fair value of such securities.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                          April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

     B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into United States dollars on the following basis:

            (i) value of investment securities, other assets and liabilities--at the current rates of exchange.

            (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the value of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the value of portfolio securities sold during the period.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

     C. FORWARD FOREIGN CURRENCY CONTRACTS. The Fund enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. There were no forward foreign currency contracts open at April 30, 1997.

     D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

     E. DEFERRED ORGANIZATION EXPENSES. Expenses incurred by the Portfolio in connection with its organization and the initial public offering of the Portfolio's shares are being amortized on a straight-line basis over a five-year period. The amount paid by the Portfolio on any redemption of the Portfolio's initial shares will be reduced by the pro rata portion of any unamortized organization expense which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

     F. FEDERAL TAXES. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income or excise tax provision is required.

     For the years ended October 31, 1996, 1995, and 1994, the
Portfolio had for Federal income tax purposes unused capital loss carryovers of approximately $2,148,175, $1,878,354, and $3,600,004, which will expire in 2004, 2003, and 2002, respectively.

     G. DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. The Portfolio anticipates paying income dividends on an annual basis. Capital gains distributions, if any, will be made on an annual basis. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by: differences in the timing of the recognition of certain components of income, expense, and capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Portfolio.

2. TRANSACTIONS WITH AFFILIATES.

     A. INVESTMENT ADVISORY FEES. Pursuant to an advisory contract, dated October 12, 1993, the Fund has retained Bessemer to make investment decisions for the Portfolio. The investment advisory fee paid to the advisor is computed daily and paid monthly in accordance with the following schedule: 0.80% of the first $100 million of the Portfolio's average net assets, 0.75% of the second $100 million of such assets and 0.70% of such assets exceeding $200 million.

     B. ADMINISTRATION FEES. Federated Administrative Services ("FAS") serves as administrator. Edgewood Services, Inc. serves as distributor and shareholder servicing agent. FAS provides administrative services necessary for the overall administration of the Portfolio including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Portfolio; the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations; providing equipment and personnel necessary for maintaining the organization of the Portfolio; preparation of certain documents in connection with meetings of the Board of Directors and shareholders; the maintenance of books and records of the Portfolio; and paying the compensation of the Portfolio's officers and Directors affiliated with FAS. For providing these services, FAS receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of the Portfolio up to $100 million; 0.10% of such assets from $100 million to $250 million; and 0.05% of such assets over $250 million.

     C. DISTRIBUTION AND SERVICE PLAN AND DISTRIBUTION REIMBURSEMENT FEES. The Directors adopted a distribution and service plan (the "Plan") for the Portfolio pursuant to Rule 12b-1 of the Act, and pursuant to the Plan, the Portfolio entered into a distribution agreement and a shareholder servicing agreement with Edgewood Services, Inc. and a shareholder servicing agreement with Bessemer. Under its shareholder servicing agreement, Edgewood Services, Inc. receives payments from the Portfolio to permit it to make payments to broker-dealers for providing shareholder services. Under its shareholder servicing agreement, Bessemer is permitted (i) to receive a payment from the Portfolio attributable to Bessemer's clients (and its affiliates) for providing shareholder services to such clients and
(ii) to receive payments to permit it to make payments to other financial institutions as shareholder servicing agents. The total of shareholder servicing fees in the aggregate payable to Edgewood Services, Inc. and Bessemer will not exceed 0.25% per annum of the Portfolio's average daily net assets.

OLD WESTBURY INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------

     The distribution agreement with Edgewood Services, Inc. provides for reimbursement to Edgewood Services, Inc. by the Portfolio for its distribution, promotional and advertising costs incurred in connection with the distribution of the Portfolio's shares in an amount not to exceed 0.10% per annum of the Portfolio's average daily net assets.

     In addition, the Portfolio will pay for certain other expenses under the Plan. These expenses shall not exceed an amount equal to 0.05% per annum of the Portfolio's average daily net assets.

     D. DIRECTORS' FEES. Each Director who is not an "interested person" (as defined in the Act) of the Fund receives a $5,000 annual retainer and is reimbursed for out-of-pocket expenses incurred in connection with committee or board meetings.

     E. CUSTODY FEES. The Fund has retained Bessemer to serve as the Portfolio's custodian. Bessemer is responsible for maintaining the books and records of the Portfolio's securities and cash. For providing these services, Bessemer receives from the Portfolio a fee accrued and paid monthly at an annual rate equal to 0.20% of the average daily net assets of the Portfolio.

3. CAPITAL STOCK. The Portfolio has authorized a total of 20 billion shares of common stock (par value $0.001 per share) and is permitted to issue 4 billion of the authorized shares in the Portfolio. Transactions in shares of capital stock were as follows:


                                                          SIX MONTHS   FISCAL YEAR
                                                             ENDED        ENDED

                                                           APRIL 30,   OCTOBER 31,
                                                             1997          1996

Common stock sold.......................................    2,027,263     4,294,507
Reinvestment of dividends...............................      114,953       108,364
Common stock redeemed...................................     (244,727)   (2,871,960)

                                                          -----------  ------------
Net increase............................................    1,897,489     1,530,911
                                                          -----------  ------------
                                                          -----------  ------------

4. PURCHASES AND SALES OF SECURITIES. For the period ended April 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $59,534,975 and $36,569,935, respectively.

5. DISTRIBUTIONS AND FOREIGN TAXES WITHHELD. The following information summarizes per share distributions paid by the Fund for the year ended October

31, 1996.

                                                 OLD WESTBURY INTERNATIONAL FUND
                                                   NOTES TO FINANCIAL STATEMENTS

                                          April 30, 1997 (unaudited) (Continued)

--------------------------------------------------------------------------------


                         NET FOREIGN       FOREIGN TAXES

  RECORD     PAYABLE        SOURCE            PAID OR          LONG TERM
   DATE       DATE     INCOME PER SHARE  WITHHELD PER SHARE  CAPITAL GAINS


  12/23/96     1/3/97       $0.15              $0.03             None

     The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                          INVESTMENT ADVISOR:
                          Bessemer Trust Company, N.A.
                          630 Fifth Avenue
                          New York, New York 10111
                          (212) 708-9100

                          DISTRIBUTOR AND SHAREHOLDER
                          SERVICING AGENT:
                          Edgewood Services, Inc.
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                          ADMINISTRATOR:

                          Federated Administrative Services
                          Federated Investors Tower
                          Pittsburgh, PA 15222-3779

                          SHAREHOLDER SERVICING AGENT:
                          Bessemer Trust Company, N.A.
                          630 Fifth Avenue
                          New York, New York 10111
                          (212) 708-9100

Cusip 680414109
G01963-02 (6/97)